Acquisitions and Divestitures - Disclosure Of Reflect Adjustments (Details) - Mesquite [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 158,000
Working capital adjustments	12,451
Total consideration paid	170,451
Preliminary [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	158,000
Working capital adjustments	9,063
Total consideration paid	167,063
Adjustments [member]
Disclosure of detailed information about business combination [line items]
Working capital adjustments	3,388
Total consideration paid	$ 3,388